SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Nov. 01, 2024	Oct. 02, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Apr. 28, 2023	Sep. 30, 2022
Subsequent Event [Line Items]
Exercise price				$ 53.21	$ 53.21	$ 54.23		$ 53.04
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					10 years
Proceeds from issuance of debt					$ 45,000
Accrued interest					59,788	$ 1,182
Debt face amount							$ 209,497
Proceeds from issuance of warrants						$ 781,953
Interest rate				10.00%	10.00%	6.00%
Debt extinguishment of loss					$ (495,051)
Private Placement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Proceeds from issuance of warrants					2,236,551
Private Placement [Member] | Convertible Debenture [Member]
Subsequent Event [Line Items]
Proceeds from issuance of debt					4,276,389
Proceeds from subscription					2,250,000
Debt face amount				$ 1,000	$ 1,000
Common share purchase warrants				523	523
Warrant exercisable period				5 years
Exercise price of warrants or rights				$ 1.91	$ 1.91
Subsequent Event [Member]
Subsequent Event [Line Items]
Accrued interest	$ 1,365,000
Accrued interest	$ 59,788
Debt face amount			$ 1,365,000
Common share purchase warrants			401,310
Interest rate	10.00%
Debt extinguishment of loss			$ 105,349
Subsequent Event [Member] | Convertible Debenture [Member]
Subsequent Event [Line Items]
Proceeds from issuance of debt	$ 1,424,788
Subsequent Event [Member] | New Debenture [Member]
Subsequent Event [Line Items]
Principal amount			$ 59,788
Subsequent Event [Member] | Private Placement [Member] | Convertible Debenture [Member]
Subsequent Event [Line Items]
Debt face amount	$ 1,000
Common share purchase warrants	523
Warrant exercisable period	5 years
Exercise price of warrants or rights	$ 1.91
Director and Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase common shares		65,000
Exercise price		$ 2.44
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		10 years